Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA-2LNY
File No. 811-07368, CIK 0000894418
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-2LNY, a unit investment trust registered under the Act, recently mailed to its contract owners the Annual report of the underlying funds of the following underlying management investment companies:

•	Transamerica Series Trust (CIK: 0000778207)

•	Dreyfus Variable Investment Fund (CIK: 0000813383)

•	Dreyfus Stock Index Fund, Inc. Fund (CIK: 0000846800)

•	The Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 0000890064)

•	Dreyfus Investment Portfolios (CIK: 0001056707)

This filing constitutes the filing of those reports are required by Rule 30b-2 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Alison Ryan

Transamerica Financial Life Insurance Company